LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.92%
Britain–1.08%
†Travis Perkins	437,291	$ 8,990,968
†Wickes Group	508,336	1,558,905
		10,549,873
Denmark–1.20%
†ISS	555,504	11,741,599
		11,741,599
France–8.51%
Bouygues	42,461	1,756,499
Cie de Saint-Gobain	328,428	22,102,224
Dassault Aviation	102,480	11,519,685
Sanofi	349,739	33,667,276
Societe Generale	447,547	14,014,862
		83,060,546
Germany–6.90%
Allianz	100,319	22,476,027
†Continental	195,084	21,178,044
Evonik Industries	681,861	21,381,250
†Vitesco Technologies Group	39,017	2,304,950
		67,340,271
Hong Kong–5.61%
CK Hutchison Holdings	4,194,500	27,982,042
Jardine Matheson Holdings	221,600	11,713,384
WH Group	21,172,362	15,075,739
		54,771,165
Italy–6.47%
Enel	3,264,567	25,056,261
Eni	1,441,910	19,228,160
Snam	3,405,915	18,841,131
		63,125,552
Japan–29.68%
Coca-Cola Bottlers Japan Holdings	776,100	11,164,969
FUJIFILM Holdings	372,800	32,191,186
Fujitsu	71,100	12,848,520
Hitachi	172,700	10,217,053
Honda Motor	960,100	29,517,126
Kyocera	411,800	25,742,153
Mitsubishi Electric	1,249,500	17,365,031
Nippon Telegraph & Telephone	919,100	25,467,476
Otsuka Holdings	381,800	16,326,795
Sekisui Chemical	1,045,500	17,963,974
Sony	256,100	28,431,877
Takeda Pharmaceutical	762,400	25,146,063
Tokio Marine Holdings	338,900	18,166,733
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Toyota Industries	230,800	$ 18,990,197
		289,539,153
Netherlands–3.39%
Royal Dutch Shell Class B	1,493,794	33,097,411
		33,097,411
Singapore–3.88%
Singapore Telecommunications	4,339,900	7,812,974
United Overseas Bank	1,588,181	30,044,542
		37,857,516
Spain–4.16%
Banco Santander	8,367,716	30,310,904
Naturgy Energy Group	252,162	6,347,153
Red Electrica	193,874	3,889,551
		40,547,608
Sweden–1.92%
Telia	4,545,251	18,697,931
		18,697,931
Switzerland–2.94%
Novartis	261,992	21,483,123
Zurich Insurance Group	17,675	7,227,664
		28,710,787
Taiwan–2.63%
Taiwan Semiconductor Manufacturing	956,000	19,772,071
Taiwan Semiconductor Manufacturing ADR	52,372	5,847,334
		25,619,405
United Kingdom–20.55%
BP	4,813,259	21,923,685
GlaxoSmithKline	1,751,134	33,049,446
Imperial Brands	818,086	17,111,612
Kingfisher	4,491,902	20,275,880
Lloyds Banking Group	49,477,027	30,795,528
SSE	1,490,291	31,378,269
Tesco	6,042,122	20,577,253
WPP	1,897,115	25,416,717
		200,528,390
Total Common Stock (Cost $829,702,323)		965,187,207

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	2,174,498	$ 2,174,498
Total Money Market Fund (Cost $2,174,498)		2,174,498

TOTAL INVESTMENTS–99.14% (Cost $831,876,821)	967,361,705
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	8,383,108
NET ASSETS APPLICABLE TO 58,204,167 SHARES OUTSTANDING–100.00%	$975,744,813

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Britain	$1,558,905	$8,990,968	$—	$10,549,873
Denmark	—	11,741,599	—	11,741,599
France	—	83,060,546	—	83,060,546
Germany	2,304,950	65,035,321	—	67,340,271
Hong Kong	—	54,771,165	—	54,771,165
Italy	—	63,125,552	—	63,125,552
Japan	—	289,539,153	—	289,539,153
Netherlands	—	33,097,411	—	33,097,411
Singapore	—	37,857,516	—	37,857,516
Spain	—	40,547,608	—	40,547,608
Sweden	—	18,697,931	—	18,697,931
Switzerland	—	28,710,787	—	28,710,787
Taiwan	5,847,334	19,772,071	—	25,619,405
United Kingdom	—	200,528,390	—	200,528,390
Money Market Fund	2,174,498	—	—	2,174,498
Total Investments	$11,885,687	$955,476,018	$—	$967,361,705
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Mondrian International Value Fund–4